Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Summary of total revenues and category of selected assets by geography
2022 2021
$ $
Brazil 162,797 1,475,608
Canada 11,933,904 7,383,884
England — 634
Germany 11,606 3,867
India 91,699 698,837
Israel 27,360 126,246
Italy 1,309,478 2,514,665
Mexico 371,668 920,818
Netherlands 112,634 —
Poland 47,591 60,406
Saudi Arabia 1,511,142 7,019,953
South Africa 29,997 —
Spain 22,049 1,178
United States of America 2,661,071 10,567,741
Vietnam 720,507 294,513
19,013,503 31,068,350
2022 2021
$ $ $ $ $ $
Canada

India Total
Canada

India Total
Property and equipment 3,372,356 21,096 3,393,452 3,685,974 26,963 3,712,937
Right-of-use assets 4,818,744 — 4,818,744 5,765,993 — 5,765,993
Intangible assets 2,104,848 — 2,104,848 2,774,198 — 2,774,198
Goodwill 2,660,607 — 2,660,607 2,660,607 — 2,660,607
12,956,555 21,096 12,977,651 14,886,772 26,963 14,913,735